Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0001161814
Entity Registrant Name	KELSO TECHNOLOGIES INC.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36685
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	305 - 1979 Old Okanagan Hwy
Entity Address, City or Town	West Kelowna
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4T 3A4
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	55,300,085
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	199
Auditor Location	Chicago, Illinois
Auditor Name	CBIZ CPAs P.C.
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Kelso Technologies Inc. & Subsidiaries (the "Company") as of December 31, 2025, the related consolidated statements of operations and comprehensive income (loss), changes in equity, and cash flows for the year ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the "financial statements"). In our opinion, based on our audit, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	305 - 1979 Old Okanagan Hwy
Entity Address, City or Town	West Kelowna
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V4T 3A4
Entity Address, Country	CA
Contact Personnel Name	Frank Busch
Local Phone Number	795.0022
City Area Code	778
Contact Personnel Email Address	investor@kelsotech.com